Schedule of Intangible Assets (Details) - SGD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Purchase software	$ 90	$ 59
Less : Amortization of software	(8)	(1)
Total	82	58
Total	$ 82	$ 58